Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Initial Public Offering (“IPO”)
On April 24, 2024, the Company completed its IPO of 208,360 ordinary shares* at a public offering price of $36 per ordinary share* on Nasdaq Capital Market under the symbol “MFI”. As a result of the offering, the outstanding and issued ordinary shares of the Company increased to 1,656,459. The Company received net proceeds of $5,689,251 (HK$44,376,168) from the offering after deducting underwriting discounts, commissions, legal fees, investor relations, other related expenses, an indemnity escrow and deferred IPO costs (see Note 2).
*    Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.

Share Consolidation
On May 30, 2025, the board of directors and shareholders of the Company approved a share consolidation at a ratio of eight-to-one (8:1) (the "Share Consolidation"). As a result of the Share Consolidation, each of the 4,204,775 Class A ordinary shares and 9,046,892 Class B ordinary shares were automatically consolidated into 525,623 Class A ordinary shares of no par value, each with one vote per share (the “Class A Ordinary Shares”), and 1,130,862 Class B ordinary shares of no par value, each with twenty votes per share (the “Class B Ordinary Shares”, and together with the Class A Ordinary Shares, the "Ordinary Shares"), respectively, without any action on the part of the shareholders. The number of shares is presented on a retroactive basis to reflect the consolidation.
Beginning with the opening of trading on July 10, 2025, the Class A Ordinary Shares commenced trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol “MFI,” but under a new CUSIP number of G6065C121. No fractional shares were issued in connection with the Share Consolidation. Instead, record holders who otherwise were entitled to receive fractional shares because they held a number of shares not evenly divisible by the Share Consolidation ratio automatically received an additional fraction of one share of the relevant class to round up to the next whole share. For those beneficial holders who held shares through a brokerage firm, the Company rounded up fractional shares at the participant level. Cash was not paid for fractional shares.
The Company is authorized to issue an unlimited number of Ordinary Shares, no par value per share. All of the Company’s issued and outstanding Ordinary Shares are fully paid and non-assessable. The Company’s Ordinary Shares are issued in registered form. There are no limitations imposed by our Memorandum and Articles of Association on the rights of non-resident or foreign shareholders to hold or exercise voting rights on the Company’s Ordinary Shares. In addition, there are no provisions in the Company’s Memorandum and Articles of Association governing the ownership threshold above which shareholder ownership must be disclosed. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights as set forth in the Company’s Memorandum and Articles of Association in effect as of the date hereof. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to twenty votes per Class B Ordinary Share. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis.
2025 Incentive Plan
On November 4, 2025, the Company’s board of directors approved the 2025 Share Incentive Plan (the “2025 Incentive Plan”), which became effective upon adoption and may persist for up to ten years, or until November 3, 2035.

Under the 2025 Incentive Plan, the maximum aggregate number of ordinary shares available for issuance (the “Share Limit”) shall initially be an aggregate of 184,046 ordinary shares, representing ten percent (10.0%) of the total ordinary shares of the Company outstanding as of the date hereof. Pursuant to the 2025 Incentive Plan, the Share Limit will be automatically increased in connection with any subsequent capital raising transaction (including of convertible or exchangeable securities, in addition to equity securities) such that the Share Limit will always represent ten percent (10.0%) of the total number of issued and outstanding Shares of the Company on an as-converted basis. Under the terms of the 2025 Incentive Plan, the Committee (as defined in the 2025 Equity Incentive Plan) has authority to issue share options, restricted shares or restricted share units, up to the Share Limit, and may set the exercise price of a share option at such amount as it considers appropriate, which may or may not be a fixed or variable price or related to the Fair Market Value of the Shares. Grants of share options at nominal exercise prices or grants of restricted shares or restricted share units could have a dilutive impact on existing holders of the Company’s securities. The Company’s compensation committee also has broad discretion pursuant to the 2025 Equity Incentive Plan to further delegate the duties of the Committee.

PIPE Financing
On November 21, 2025, the Company entered into certain securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional and individual investors (the “Investors”) pursuant to which the Company agreed to sell and issue to the Investors in a private placement offering (the “PIPE transaction”) an aggregate of $500 million of the Company’s class A ordinary shares (the “Ordinary Shares”), no par value (the “Shares”), and pre-funded warrants (the “Pre-Funded Warrants”). The offering price per Share was $10.00. The offering price per underlying share of the Pre-Funded Warrants was $9.99999, and the exercise price was $0.00001 per underlying share.
On November 21, 2025, the Company issued 1,480,000 PIPE Pre-Funded Warrants upon the receipt of HK$115,440,000 (US$14,800,000), which consists of HK$76,440,000 (US$9,800,000) in cash and HK$39,000,000 (US$5,000,000) in stable coins, from its investors. The Pre-funded Warrants are exercisable within one year from the date of issuance. Each Investor’s ability to exercise its Pre-Funded Warrant, as applicable, in exchange for Ordinary Shares is subject to certain beneficial ownership limitations set forth in the respective Form of Pre-Fund Warrant entered between the Company and the investors.

On December 1, 2025, the Company issued 48,520,000 shares of Class A common stock upon the receipt of the gross proceeds of HK$3,784,560,000 (US$485,200,000), which is comprised of HK$146,679,000 (US$18,805,000) in cash , before deduction of offering costs, and HK$3,637,881,000 (US$466,395,000) in stable coins, from its investors.

The Company intends to use the net proceeds primarily to fund the acquisition of bitcoin cash and the establishment of the Company’s digital asset treasury operations, as well as for working capital, general corporate and other purposes.

The following table summarizes the PIPE pre-funded warrant activity for the year ended December 31, 2025:

	PIPE Pre-funded Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
PIPE pre-funded warrants outstanding at December 31, 2024	-	$-	-
Granted	1,480,000	$0.00001	0.89
Exercised	-	$-	-
Expired or cancelled	-	$-	-
PIPE pre-funded warrants outstanding at December 31, 2025	1,480,000	$0.00001	0.89
PIPE pre-funded warrants exercisable at December 31, 2025	1,480,000	$0.00001	0.89

PIPE pre-funded warrants:
During the period from January 1, 2026 to the date of this annual report issued, none of the PIPE Pre-Funded Warrants were exercised for shares of Class A common stock. As of the date of this report was issued, 1,480,000 PIPE Pre-Funded Warrants remain outstanding.
Dividend
On March 27, 2023, the Company declared an interim dividend of HK$1.746 per share (equivalent to US$0.224 per share)*, or HK$2,528,413 in aggregate (equivalent to US$324,093), to its shareholder, which was settled in cash on the same day.
On July 31, 2023, the Company declared an interim dividend of HK$1.934 per share (equivalent to US$0.248 per share)*, or HK$2,800,800 in aggregate (equivalent to US$359,008), to its shareholder, which was settled in cash on the same day.
No dividend was declared in the years ended December 31, 2024 and 2025.
*    Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.